ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CAPITAL APPRECIATION FUND
Unaudited		March 31, 2007
Portfolio of Investments †

(Cost and value in $000s)	Shares/$Par	Value

COMMON STOCKS 64.0%
CONSUMER DISCRETIONARY 8.9%
Diversified Consumer Services 1.6%
H&R Block	5,939,000	124,956
ServiceMaster	2,420,900	37,258
		162,214
Household Durables 1.5%
Centex	1,356,824	56,688
Fortune Brands	419,300	33,049
Newell Rubbermaid	2,120,000	65,911
		155,648
Internet & Catalog Retail 0.6%
Liberty Media Interactive, Class A (1)	2,481,150	59,101
		59,101
Media 3.3%
Cablevision Systems, Class A (1)	2,401,800	73,087
EchoStar Communications, Class A (1)	1,040,000	45,167
Liberty Media Capital, Class A (1)	573,700	63,445
New York Times, Class A	2,119,900	49,839
Time Warner	5,033,000	99,251
		330,789
Specialty Retail 1.9%
Home Depot	4,160,000	152,838
TJX	1,385,300	37,348
		190,186
Total Consumer Discretionary		897,938
CONSUMER STAPLES 4.3%
Beverages 2.4%
Anheuser-Busch	1,859,800	93,845
Coca-Cola	3,062,000	146,976
		240,821
Food & Staples Retailing 0.8%
CVS/ Caremark	2,255,800	77,013
		77,013
Food Products 1.1%
General Mills	1,421,000	82,731
Kraft Foods, Class A	1,006,820	31,876
		114,607
Total Consumer Staples		432,441
ENERGY 3.8%
Energy Equipment & Services 0.3%
Baker Hughes	546,700	36,153
		36,153
Oil, Gas & Consumable Fuels 3.5%
Chevron	285,000	21,079
CNX Gas (1)	1,764,200	49,980
Murphy Oil	3,870,000	206,658
Total, ADR	1,023,200	71,399
		349,116
Total Energy		385,269
FINANCIALS 15.1%
Capital Markets 1.2%
Ameriprise Financial	1,550,100	88,573
Legg Mason	373,000	35,140
		123,713
Commercial Banks 5.0%
Banco Popolare Di Verona (EUR)	1,981,700	61,620
First Horizon National	1,923,500	79,883
Marshall & Ilsley	1,594,500	73,841
Royal Bank of Scotland (GBP)	2,391,011	93,379
SunTrust	1,121,400	93,121
U.S. Bancorp	2,968,000	103,791
		505,635
Diversified Financial Services 0.8%
JPMorgan Chase	1,694,000	81,956
		81,956
Insurance 7.8%
American International Group	2,584,500	173,730
Aon	2,630,000	99,835
Genworth Financial, Class A	3,959,658	138,350
Hartford Financial Services	1,010,700	96,603
Marsh & McLennan	3,126,344	91,571
Prudential Financial	732,000	66,070
White Mountains Insurance Group	120,000	67,980
XL Capital	670,000	46,873
		781,012
Real Estate Investment Trusts (REITs) 0.3%
Potlatch, REIT	545,600	24,978
		24,978
Total Financials		1,517,294
HEALTH CARE 6.7%
Health Care Equipment & Supplies 1.1%
Baxter International	1,291,300	68,013
Boston Scientific (1)	2,737,000	39,796
		107,809
Health Care Providers & Services 1.3%
Cardinal Health	1,477,100	107,754
CIGNA	145,000	20,686
		128,440
Pharmaceuticals 4.3%
Merck	1,464,000	64,665
Pfizer	5,722,600	144,553
Roche Holding (CHF)	340,017	60,287
Wyeth	3,390,000	169,601
		439,106
Total Health Care		675,355
INDUSTRIALS & BUSINESS SERVICES 8.9%
Aerospace & Defense 0.8%
Honeywell International	1,718,700	79,163
		79,163
Airlines 0.4%
Southwest Airlines	2,986,700	43,904
		43,904
Industrial Conglomerates 6.9%
3M	1,060,300	81,039
GE	7,883,700	278,768
Tyco International	10,410,000	328,435
		688,242
Machinery 0.8%
Danaher	669,400	47,829
Illinois Tool Works	615,000	31,734
		79,563
Total Industrials & Business Services		890,872
INFORMATION TECHNOLOGY 6.8%
Communications Equipment 1.0%
Juniper Networks (1)	2,249,200	44,264
Motorola	3,426,000	60,538
		104,802
Computers & Peripherals 0.9%
Dell (1)	3,685,900	85,550
		85,550
IT Services 0.9%
First Data	2,471,300	66,478
Western Union	901,900	19,797
		86,275
Semiconductor & Semiconductor Equipment 1.5%
Intel	7,765,000	148,544
		148,544
Software 2.5%
Microsoft	9,049,300	252,204
		252,204
Total Information Technology		677,375
MATERIALS 3.2%
Chemicals 0.6%
Chemtura	2,386,756	26,087
DuPont	786,000	38,852
		64,939
Metals & Mining 0.7%
Newmont Mining	1,309,300	54,977
Teck Cominco, Class B (CAD)	201,000	14,033
		69,010
Paper & Forest Products 1.9%
Bowater	1,756,000	41,828
International Paper	4,031,400	146,743
		188,571
Total Materials		322,520
TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 2.7%
AT&T	5,236,052	206,457
Verizon Communications	1,580,000	59,914
		266,371
Wireless Telecommunication Services 1.1%
Sprint Nextel	5,881,000	111,504
		111,504
Total Telecommunication Services		377,875
UTILITIES 2.5%
Electric Utilities 2.5%
Entergy	911,600	95,645
PPL	3,756,400	153,637
Total Utilities		249,282

Total Common Stocks (Cost $5,435,084)		6,426,221
CONVERTIBLE PREFERRED STOCKS 3.0%
CONSUMER DISCRETIONARY 0.8%
Household Durables 0.8%
Newell Financial Trust	1,609,400	79,120
Total Consumer Discretionary		79,120
FINANCIALS 1.9%
Capital Markets 0.8%
AMG (2)	1,025,500	56,597
E*Trade Financial	755,500	21,086
		77,683
Insurance 0.7%
Aspen Insurance Holdings	641,800	34,936
Genworth Financial	709,000	26,446
IPC Holdings	261,800	7,169
		68,551
Thrifts & Mortgage Finance 0.4%
Fannie Mae	473	47,549
		47,549
Total Financials		193,783
MATERIALS 0.1%
Containers & Packaging 0.1%
Owens-Illinois	321,000	12,294
Total Materials		12,294
UTILITIES 0.2%
Independent Power Producers & Energy Traders 0.2%
NRG Energy	11,300	21,497
Total Utilities		21,497

Total Convertible Preferred Stocks (Cost $257,878)		306,694
CONVERTIBLE BONDS 9.0%
Alliant Techsystems, 3.00%, 8/15/24 (Tender 8/15/14)	7,432,000	9,600
Amazon.Com, 4.75%, 2/1/09	33,703,000	33,325
Amgen, 0.375%, 2/1/13 (2)	66,293,000	59,636
Amgen, 0.375%, 2/1/13	37,857,000	34,055
Beckman Coulter, 2.50%, 12/15/36 (Tender 12/15/13) (2)	16,828,000	17,785
Crown Castle, 4.00%, 7/15/10	11,055,000	32,860
General Mills, Zero Coupon, 10/28/22 (Tender 10/28/07)	78,952,000	59,795
Hercules, 6.50%, 6/30/39	14,559,000	12,739
Invitrogen, 3.25%, 6/15/25 (Tender 6/15/11)	33,684,000	33,026
Liberty Media, 3.25%, 3/15/31	102,120,000	87,225
Liberty Media, 3.50%, 1/15/31	45,508,000	37,512
Lifepoint Hospitals, 3.25%, 8/15/25 (Tender 2/15/13)	34,053,000	32,477
Lucent Technologies, Series A
2.75%, 6/15/23 (Tender 6/15/10)	18,261,000	18,396
Lucent Technologies, Series B, VR
2.875%, 6/15/25 (Tender 6/15/13)	97,993,000	101,986
Oil States International, 2.375%, 7/1/25 (Tender 7/01/12)	19,824,000	24,615
Omnicare, 3.25%, 12/15/35 (Tender 12/15/15)	26,000,000	22,856
Peabody Energy, 4.375%, 12/15/66	82,330,000	82,299
Schlumberger, Series A, 1.50%, 6/1/23 (Tender 6/01/08)	19,236,000	37,001
Schlumberger, Series B, 2.125%, 6/1/23 (Tender 6/01/10)	27,361,000	48,500
Tyco International, 3.125%, 1/15/23 (Tender 1/15/15)	19,830,000	29,149
United Dominion Realty Trust, 4.00%, 12/15/35
(Tender 1/15/11) (2)	28,670,000	32,902
USF&G, VR, 0.00%, 3/3/09	15,349,000	14,159
Valeant Pharmaceuticals, 4.00%, 11/15/13	40,884,000	37,685
Total Convertible Bonds (Cost $832,258)		899,583

CORPORATE BONDS 1.8%
American Tower, 7.125%, 10/15/12	659,000	682
American Tower, 7.50%, 5/1/12	685,000	711
CSC Holdings, 7.25%, 7/15/08	10,600,000	10,706
Nextel Communications, 7.375%, 8/1/15	94,903,000	98,497
Teco Energy, 7.00%, 5/1/12	11,300,000	11,933
Williams Companies, 8.125%, 3/15/12 (3)	19,425,000	21,076
Xerox, 9.75%, 1/15/09	31,150,000	33,330
Total Corporate Bonds (Cost $174,090)		176,935

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 1.6%
U.S. Treasury Obligations 1.6%
U.S. Treasury Notes, 4.875%, 5/31/08	81,175,000	81,200
U.S. Treasury Notes, 4.875%, 5/15/09	81,175,000	81,581
		162,781

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $162,181)		162,781
SHORT-TERM INVESTMENTS 21.0%
Money Market Funds 21.0%
T. Rowe Price Reserve Investment Fund, 5.37% (4) (5)	2,111,366,970	2,111,367
Total Short-Term Investments (Cost $2,111,367)		2,111,367
Total Investments in Securities
100.4% of Net Assets (Cost $8,972,858)		$10,083,581

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$166,920 and represents 1.7% of net assets.
(3)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ADR	American Depository Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
REIT	Real Estate Investment Trust
VR	Variable Rate; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Capital Appreciation Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Appreciation Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed-income and other securities to help preserve principal value.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $8,972,858,000. Net unrealized gain aggregated $1,110,796,000 at period-end, of which $1,205,782,000 related to appreciated investments and $94,986,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $26,864,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $2,111,367,000 and $1,844,974,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007